Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Lease Commitments - Minimum annual payments
2016	$31,581
2017	26,486
2018	25,661
2019	13,711
2020	13,271
Thereafter	138,190
Total minimum annual payments under all noncancelable operating leases	$248,900